Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 9 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2021	2020
Employee-related accruals	$25,599	$13,409
Homeowner reserves	6,365	4,962
Warrant derivative liabilities	—	6,516
Current portion of acquisition liabilities(1)	31,444	10,460
Other	8,425	8,675
Total accrued expenses and other current liabilities	$71,833	$44,022
(1)	The current portion of acquisition liabilities includes contingent consideration and deferred payments to sellers due within one year.